CONVERTIBLE DEBT (Details Textual) (USD $)	9 Months Ended		12 Months Ended		110 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jan. 11, 2008	Dec. 31, 2011 Additional Paid In Capital [Member]	Jun. 30, 2011 Convertible Debt [Member]	Dec. 31, 2010 Convertible Debt [Member]	Jan. 25, 2010 Convertible Debt [Member]
Convertible debt	$ 0		$ 0	$ 2,720,985	$ 0				$ 2,720,985
Required Cash Reserve									250,000
Debt Instrument, Interest Rate, Stated Percentage						7.01%				12.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum									10.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum									22.00%
Debt Instrument, Convertible, Conversion Price									$ 0.82987
Debt Instrument, Convertible, Terms of Conversion Feature									70%
Debt Conversion, Converted Instrument, Shares Issued			4,181,535	3,278,786
Stock Issued During Period Value Conversion Of Convertible Securities			3,184,707				3,184,665
Debtinstrument Conversion Additional Shares Issued Upon Revsied Conversion Terms			343,963
Debt Instrument Conversion Shares Agreed Upon Prior To Conversion Terms			3,837,572
Debt Instrument, Convertible, Beneficial Conversion Feature	0	257,973	257,973	213,792	471,765
Interest Expense								$ 257,973
Offering Price Per Share Of Common Stock In Private Placement			$ 0.75